Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 479	$ 2,468	$ 2,442
Marketable securities	3,859	3,917	5,760
Short-term deposit			3
Restricted cash	48	49	77
Insurance recovery receivable related to legal settlement and legal expenses		1,335
Prepaid expenses and other current assets	609	152	532
Total current assets	4,995	7,921	8,814
Property and equipment, net	99	146	221
Operating right-of-use assets	114	260	502
Total assets	5,208	8,327	9,537
Current liabilities:
Accounts payable	246	357	116
Lease liabilities	65	191	283
Legal settlement accrual		2,211
Accrued liabilities	1,060	1,027	1,670
Total current liabilities	1,371	3,786	2,069
Non-current liabilities:
Long-term lease liabilities	29	40	179
Total liabilities	1,400	3,826	2,248
Commitments and contingencies
Shareholders’ equity:
Common stock; $0.01 par value; 60,000,000 shares authorized; 16,651,433 and 11,707,317 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	168	118	80
Additional paid-in capital	91,192	83,884	75,970
Accumulated deficit	(87,552)	(79,501)	(68,761)
Total shareholders’ equity	3,808	4,501	7,289
Total liabilities and shareholders’ equity	$ 5,208	$ 8,327	$ 9,537